Financial guarantee liabilities (Tables)	12 Months Ended
Dec. 31, 2018
Financial guarantee liabilities
Schedule of guarantee liability movement activities

	For the year ended December 31,
	2016	2017	2018
	RMB	RMB	RMB

Balance at beginning of the year	—	—	—
Fair value of financial guarantee liabilities upon the inception of new loans	—	—	44,549
Release of financial guarantee liabilities upon repayment	—	—	(21,397)
Payouts during the period	—	—	(7,615)
Contingent liabilities	—	—	—
Balance at the end of the year	—	—	15,537